Events After the Interim Reporting Date	6 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Interim Reporting Date	Events after the interim reporting date No events subject to mandatory reporting occurred after the interim balance sheet date.